May 5, 2010

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: GuideStone Funds (the “Trust”) SEC File Nos. 333-53432 and 811-10263 497(j) filing

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 29, 2010 and became effective on April 30, 2010 (Accession No. 0001193125-10-099476).

Please contact Linda Hoard at (617) 338-4336 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Linda J. Hoard
Linda J. Hoard, Assistant Secretary
GuideStone Funds
c/o PNC Global Investment Servicing (U.S.) Inc.
99 High St.
27th Floor
Boston, MA 02110